TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund
TDAM Institutional Money Market Fund
Investment Objective
The TDAM Institutional Money Market Fund (the "Institutional Money Market Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional Money Market Fund	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional Money Market Fund	Institutional Class	Institutional Service Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.20%	0.20%
Total Other Expenses	0.20%	0.45%
Total Annual Operating Expenses	0.30%	0.55%

Example
This Example is intended to help you compare the cost of investing in the Institutional
Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	31	97	169	381
Institutional Service Class	56	176	307	689

Investment Strategies
The Institutional Money Market Fund is a money market fund. The Institutional
Money Market Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality
U.S. dollar-denominated money market instruments. The Institutional Money Market
Fund's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market
Fund also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.
Principal Risks
Interest Rate Risk  - The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Money Market Fund to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk - The Institutional Money Market Fund may invest a significant portion of its assets in obligations that are issued or backed by
U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Institutional Money Market Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds.
These changes may result in reduced yields for money market funds, including the
Institutional Money Market Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Money Market Fund.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional Money
Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance
The following bar chart and table illustrate the risks of investing in the Institutional
Class of the Institutional Money Market Fund. The bar chart shows changes in the
Institutional Class' performance from year to year. The returns for the Institutional
Service Class of the Institutional Money Market Fund will vary from the returns of the
Institutional Class as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Institutional Money Market
Fund. Of course, past performance is not necessarily an indication of how the Institutional
Money Market Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.
The bar chart shows changes in the Institutional Class' performance from year to year.
ANNUAL TOTAL RETURN for the periods ended 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.31% (for the quarter ended 09/30/2007) and 0.00% (for the quarter ended 12/31/2011), respectively.
The table shows average annual total returns of each Class of the Institutional Money Market Fund.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11	[1]
Average Annual Total Returns TDAM Institutional Money Market Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	0.04%	1.60%	1.62%	Dec. 18, 2006
Institutional Service Class	0.04%	1.47%	1.49%	Dec. 18, 2006

[1]	As of 12/31/11, the 7-day yields for the Institutional Money Market Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.